Note 2 - Sale and Deconsolidation of GMI and Discontinued Operations - Consideration Received (Details) (Parentheticals)	Mar. 17, 2023	Aug. 09, 2023
Discount Rate of Project Revenue	40.80%	40.75%
Estimated duration (Year)	7 years